Significant accounting policies, and significant accounting estimates and assessments	12 Months Ended
Dec. 31, 2017
Significant accounting policies, and significant accounting estimates and assessments
Significant accounting policies, and significant accounting estimates and assessments

Note 1—Significant accounting policies, and significant accounting estimates and assessments

Significant accounting policies

Basis of preparation

        The consolidated financial statements of Zealand have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and adopted by the EU and additional requirements under the Danish Financial Statements Act.

        The Board of Directors considered and approved the 2017 Annual Report of Zealand on March 7, 2018. The Annual Report will be submitted to the shareholders of Zealand for approval at the Annual General Meeting on April 19, 2018.

        The consolidated financial statements are presented on a historical cost basis.

        Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

        Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

        For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and on the significance of the inputs to the fair value measurement as a whole.  The inputs are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly
•	Level 3 inputs are fair value measures derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

        The consolidated financial statements are presented in Danish kroner (DKK), which is the functional currency of the Company.

        In the narrative sections of the financial statements, comparative figures for 2016 and 2015 are shown in brackets.

Implementation of new and revised standards and interpretations

        The IASB has issued the following new standards and revisions to existing standards and new interpretations that are mandatory for accounting periods commencing on or after January 1, 2017:

•	Amendments to IAS 7 Disclosure Initiative.
•	Amendments to IAS 12 Recognition of Deferred Tax Assets for Unrealised Losses.
•	Part of Annual Improvements to IFRSs Cycle 2014-2016.

        The implementation of these new or revised standards and interpretations has not resulted in any significant impact on the net loss for the year or the financial position.

Standards and interpretations not yet effective

        At the date of approval of the annual report, the following new and revised standards and interpretations have been issued but are not yet effective. Therefore, they have not been adopted in the present financial statements:

        IFRS 9 Financial Instruments, effective for annual periods beginning on or after January 1, 2018. IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement, and the new standard will change the classification and measurement of financial instruments, and hedging requirements. Zealand has assessed the impact of the standard and determined that the difference in the treatment of a modification of financial liabilities under IAS 39 and IFRS 9 will lead to a change in the carrying amount of the royalty bond as a loss upon modification under IFRS 9 shall be calculated using the original effective interest rate and expensed whereas under IAS 39 the effect of modified cash flows was spread over remaining term of the royalty bond. The change will be implemented retrospectively, thus as of January 1, 2018 we expect the impact of such change to be an increase in liabilities of approximately DKK 5m recorded against equity. Further, under IFRS 9 the new impairment model requires the recognition of impairment provisions based on the “expected credit loss model" rather than the "incurred-loss model". The majority of Zealand's receivables are receivables from sales with its strategic partners, BI and Sanofi, and due to the low credit risk in the Group, the new rules are not expected to have a significant impact on the valuation of trade receivables.

        IFRS 15 Revenue from Contracts with Customers, effective for annual periods beginning on or after January 1, 2018. Under the new standard, entities will apply a five-step model to determine when, how and at what amount revenue is to be recognized, depending on whether certain criteria are met. Zealand has assessed the standard and determined that it will not have any significant impact on the consolidated financial statements.

        IFRS 16 Leases, effective for annual periods beginning on or after January 1, 2019. In the consolidated financial statements of the lessees, IFRS 16 requires all leases (except for short-term leases and leases of low-value assets) to be recognized as a right-of-use asset and lease liability, measured at the present value of future lease payments. The right-of-use asset is subsequently depreciated in a similar way to other depreciable assets over the lease term and interest calculated on the lease liability in a similar way to how it is calculated on finance leases under IAS 17. Consequently, the change will also impact the presentation in the income statement and the statement of cash flows. Zealand has assessed the standard, and the changes will require capitalization of the majority of Zealand's operating lease contracts, representing approximately 1-3% of the total assets. The impact on operating profit will be insignificant.

Accounting policies

        The accounting policies are unchanged from last year.  The accounting policies for specific line items and transactions are included in the respective notes to the financial statements except for basis of consolidation, foreign currency translation and the cash flow statement, which are included below.

Recognition and measurement

        Income is recognized in the income statement when generated. Assets and liabilities are recognized in the statement of financial position when it is probable that any future economic benefit will flow to or from Zealand and the value can be reliably measured. On initial recognition, assets and liabilities are measured at cost.

        Subsequently, assets and liabilities are measured as described in the accounting policies in the respective notes to the financial statements.

Basis of consolidation

        The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

        The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Principles of consolidation

        The consolidated financial statements are prepared on the basis of the financial statements of the parent company and the individual subsidiaries, which are based on uniform accounting policies and accounting periods in all Group entities. Consolidation of Group entities is performed after elimination of all intra-Group transactions, balances, income and expenses.

Foreign currency translation

        Transactions denominated in foreign currencies are translated at the exchange rates on the transaction dates.

        Exchange differences arising between the rate on the transaction date and the rate on the payment day are recognized in the income statement as financial income or financial expenses.

        Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the balance sheet date are translated by applying the exchange rates at the balance sheet date. Differences arising between the rate at the balance sheet date and the rate at the date on which the receivable or payable arose are recognized in the income statement as financial income and financial expenses.

        Non-monetary assets purchased in foreign currencies are measured at the exchange rate on the transaction date.

Consolidated financial statements

Income statement

        The income statement is classified by function.

Segment reporting

        The Group is managed by a Corporate Management team reporting to the Chief Executive Officer. The Corporate Management team, including the Chief Executive Officer, represents the chief operating decision maker (CODM). No separate business areas or separate business units have been identified in connection with product candidates or geographical markets. Consequently, there is no segment reporting concerning business areas or geographical areas.

Statement of financial position

Financial assets

        Financial assets include receivables and cash. Financial assets can be divided into the following categories: loans and receivables, financial assets at fair value through the income statement, available-for-sale financial assets and held-to maturity investments. Financial assets are assigned to the different categories by Management on initial recognition, depending on the purpose for which the assets were acquired. All financial assets are recognized on their settlement date. All financial assets other than those classified at fair value through the income statement are initially recognized at fair value, plus transaction costs.

Statement of cash flows

        The cash flow statement is prepared in accordance with the indirect method on the basis of the net loss for the year. The statement shows the cash flows broken down into operating, investing and financing activities, cash and cash equivalents at the beginning and end of the year, and the impact of the calculated cash flows on cash and cash equivalents.

        Cash flows in foreign currencies are translated into Danish kroner at the exchange rate on the transaction date. In the cash flows from operating activities, net loss is adjusted for non-cash operating items and changes in working capital.

Cash flow from operating activities

        Cash flow from operating activities is presented indirectly and is calculated as the net loss adjusted for non-cash operating items, changes in net working capital, financial items paid and income tax benefits received.

Cash flow from investing activities

        Cash flow from investing activities includes cash flows from the purchase and sale of property, plant and equipment, investments and deposits, as well as transfers to and from restricted cash related to the royalty bond.

Cash flow from financing activities

        Cash flow from financing activities includes new equity, loan financing, sale of treasury shares and funds from private placements.

Cash and cash equivalents

        Cash and cash equivalents comprise cash and bank balances.

Significant accounting estimates and assessments

        In preparing the financial statements, Management makes a number of accounting estimates that form the basis for the presentation, recognition and measurement of our assets and liabilities.

        In applying our accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

        The estimates used are based on assumptions assessed to be reasonable by Management. However, estimates are inherently uncertain and unpredictable. The assumptions may be incomplete or inaccurate, and unexpected events or circumstances may occur. Furthermore, we are subject to risks and uncertainties that may result in deviations in actual results compared with estimates.

        No significant changes have been made to accounting estimates and assessments in 2017.

        The following are the most significant accounting estimates and assessments applied by Management in these financial statements:

Revenue recognition

        Revenue comprises the fair value of the consideration received and income derived from development services. Revenue is measured net of value added tax, duties, etc. collected on behalf of a third party and discounts. The revenue is recognized when it is probable that future economic benefits will flow to Zealand and these benefits can be measured reliably.

        Agreements with commercial partners generally include nonrefundable upfront license and collaboration fees, milestone payments—the receipt of which is dependent on the achievement of certain clinical, regulatory or commercial milestones—as well as royalties on product sales of licensed products, if and when such product sales occur. For agreements that include multiple elements, total contract consideration is attributed to separately identifiable components on a reliable basis that reasonably reflects the selling prices that might be expected to be achieved in standalone transactions, provided that each component has value to the partner on a standalone basis.

        The allocated consideration is recognized as revenue in accordance with the principles described above.

Employee incentive programs

        In accordance with IFRS 2 Share-based Payment, the fair value of the warrants classified as equity settled is measured at the grant date and recognized as an expense in the income statement when the final right to the warrant is obtained. Warrants are considered vested at the grant date, and the fair value is not remeasured subsequently. The fair value of each warrant granted during the year is calculated using the Black—Scholes pricing model. This requires the input of subjective assumptions such as:

•	The expected stock price volatility, which is based on the historical volatility of Zealand's share price
•	The risk-free interest rate, which is determined as the interest rate on Danish government bonds with a maturity of five years
•	The duration of the warrants, which is assumed to be until the end of the last exercise period

        The total costs of the warrants are recognized in the income statement at the grant date, adjusted for an expected attrition rate. The attrition rate is re-estimated at year-end based on the historical attrition rate. Warrant programs that terminate are adjusted based on the actual attrition rate at year-end.